Property and Equipment (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 5,854	$ 5,309
Less accumulated depreciation and amortization		(2,691)	(2,386)
Property and equipment, net of accumulated depreciation and amortization	$ 3,376	3,163	2,923
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		151	139
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,116	2,628
Capitalized Real Estate Leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		81	81
Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,330	2,099
Construction in Progress and Equipment not yet in Service [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 176	$ 362